Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax -loss Before Taxes Details
Hong Kong	$ 221	$ 693	$ 3,933
PRC	(406)	2,531	(167)
Others	189	171	(585)
Total	$ 4	$ 3,395	$ 3,181